Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Exposure to Various Currencies Denominated in Foreign Currency

The table below summarizes Eldorado’s exposure to the various currencies denominated in the foreign currency, as listed below:

(Amounts in thousands)	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Serbian Dinar	Romanian lei	British pound	Brazilian real

Cash and cash equivalents	18,280	482	13,030	4,965	77	4,845	9,730	366	15,991
Marketable securities	6,286	-	-	-	-	-	-	-	-
Accounts receivable and other	13,706	4	24,508	60,111	-	43,157	7,542	-	12,547
Accounts payable and accrued liabilities	(30,900)	(42)	(45,751)	(50,099)	-	(9,000)	(6,174)	-	(5,559)
Other non-current liability	(1,269)	-	(6,516)	(17,999)	-	-	-	-	-
Net balance	6,103	444	(14,729)	(3,022)	77	39,002	11,098	366	22,979

Equivalent in U.S. dollars	$4,865	$347	$(17,664)	$(802)	$12	$394	$2,874	$495	$6,946

Summary of Hedge Positions

A summary of the positions are listed below:

Metal	Hedged Amount (Tonnes)	PUT ($/tonne)	CALL ($/tonne)	Maturity
Lead	7,668	$2,300	$2,625	Jan 2018 – Jun 2018
Lead	7,668	$2,300	$2,735	Jul 2018 – Dec 2018

Zinc	12,708	$2,850	$3,470	Jan 2018 – Jun 2018
Zinc	12,708 (*)	$2,850	$3,600	Jul 2018 – Dec 2018